Financial Instruments - Summary of Movements in Loss Allowance Account in Respect of Accounts Receivables (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018
Disclosure of financial assets [line items]
Impairment losses for ECL	¥ 920
Accounts receivable [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	4,761	¥ 4,761
At beginning of year	4,761	4,761
Impairment losses for ECL		2,008
Accounts receivable written off		(2,089)
At end of year	4,761	4,680
Accounts receivable [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	3,842	3,842
At beginning of year	3,842	¥ 3,842
At end of year
Accounts receivable [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	919
At end of year	¥ 919